Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Advertising expense in excess of deduction limit	¥ 20,871	¥ 43,262
Accrued expense and other payables	13,422	6,615
Net operating tax loss carry forwards (Note)	86,410	39,836
Total deferred tax assets	120,703	89,713
Less: valuation allowance	(120,703)	(89,713)	¥ (62,714)	¥ (48,555)
Net deferred tax assets	0	¥ 0
Identifiable intangible assets arising from acquisition	5,451
Total deferred tax liabilities	¥ 5,451